Combined Consolidated Statements of Partners' Equity - USD ($) $ in Millions		Total		Equity of Predecessors		Common	Subordinated	General Partner	Non-controlling Interest
Balance at Beginning of Period, Equity of Predecessors at Dec. 31, 2012	[1]			$ 46
Balance at Beginning of Period, Partnership at Dec. 31, 2012		$ 28				$ 153	$ (144)	$ (27)	$ 0
Partners' Capital
Sponsor contributions of equity to the Predecessors		43		43	[1]	0	0	0	0
Loss attributable to Predecessors		(62)	[2]	(62)	[1]	0	0	0	0
Net liabilities not assumed by Tesoro Logistics LP		15		15	[1]	0	0	0	0
Allocation of net assets acquired by the unitholders		0		(698)	[1]	655	0	43	0
Equity offering, net of issuance costs		(709)		0	[1]	(710)	(9)	(8)	0
Quarterly distributions to unitholders and general partner		102		0	[1]	63	30	9	0
Distributions to unitholders and general partner related to assets acquired	[3]	(1,129)		0	[1]	(1,049)	0	(80)	0
Contributions		731		731	[1]	0	0	0	0
Net earnings excluding loss attributable to Predecessors		80	[2]	0	[1]	46	22	12	0
Other		7		0	[1]	7	0	0	0
Balance at End of Period, Equity of Predecessors at Dec. 31, 2013	[1]			75
Balance at End of Period, Partnership at Dec. 31, 2013		320				459	(161)	(53)	0
Partner's capital additional information
Cash payments for acquisitions		1,100
Decrease in equity balance due to acquisitions		431
Sponsor contributions of equity to the Predecessors		31		31	[1]	0	0	0	0
Loss attributable to Predecessors		(29)	[2],[4]	(29)	[1]	0	0	0	0
Net liabilities not assumed by Tesoro Logistics LP		1		1	[1]	0	0	0	0
Allocation of net assets acquired by the unitholders		0		(29)	[1]	28	0	1	0
Equity offering, net of issuance costs		(1,478)		0	[1]	(1,449)	0	(29)	0
Quarterly distributions to unitholders and general partner		183		0	[1]	131	17	35	0
Subordinated unit conversion		0		0	[1]	(165)	165	0	0
Distributions to unitholders and general partner related to assets acquired	[3]	(243)		0	[1]	(237)	0	(6)	0
Contributions		29		0	[1]	27	0	2	0
Net earnings excluding loss attributable to Predecessors	[2]	99
Net Income		102		0	[1]	43	13	43	3
Noncontrolling interest acquired		432		0	[1]	0	0	0	432
Other		1		0	[1]	1	0	0	0
Balance at End of Period, Equity of Predecessors at Dec. 31, 2014		49	[5]	49	[1]
Balance at End of Period, Partnership at Dec. 31, 2014		1,939	[5]			1,474	0	(19)	435
Partner's capital additional information
Cash payments for acquisitions		243
Decrease in equity balance due to acquisitions		214
Sponsor contributions of equity to the Predecessors		25		25	[1]	0	0	0	0
Loss attributable to Predecessors		(22)	[2],[6]	(22)	[1]	0	0	0	0
Net liabilities not assumed by Tesoro Logistics LP		3		3	[1]	0	0	0	0
Allocation of net assets acquired by the unitholders		0		(39)	[1]	37	0	2	0
Equity offering, net of issuance costs		(99)		0	[1]	(95)	0	(4)	0
Quarterly distributions to unitholders and general partner		330		0	[1]	240	0	68	22
Subordinated unit conversion		0		0		351	0	0	351
Distributions to unitholders and general partner related to assets acquired	[3]	(250)		0	[1]	(235)	0	(15)	0
Contributions		32		0	[1]	22	0	10	0
Net earnings excluding loss attributable to Predecessors	[2]	272
Net Income		292		0	[1]	199	0	73	20
Other		6		0	[1]	4	0	0	2
Balance at End of Period, Equity of Predecessors at Dec. 31, 2015		16		$ 16	[1]
Balance at End of Period, Partnership at Dec. 31, 2015		1,794				$ 1,707	$ 0	$ (13)	$ 84
Partner's capital additional information
Cash payments for acquisitions		250
Decrease in equity balance due to acquisitions		$ 211

[1]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[2]	All periods include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[3]	Distributions to unitholders and general partner include $250 million, $243 million and $1.1 billion in cash payments for acquisitions from Tesoro during 2015, 2014 and 2013, respectively. As an entity under common control with Tesoro, we record the assets that we acquire from Tesoro in our consolidated balance sheets at Tesoro’s historical book value instead of fair value, and any excess of cash paid over the historical book value of the assets acquired from Tesoro is recorded within equity. As a result of this accounting treatment, these transactions resulted in net decreases of $211 million, $214 million and $431 million in our equity balance during 2015, 2014 and 2013, respectively.
[4]	Amounts attributable to Predecessors have been reflected in the Parent column.
[5]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[6]	Amounts attributable to Predecessors have been reflected in the Parent column.